Assets held for sale and liabilities of disposal groups held for sale - Narrative (Details) £ in Millions, € in Billions						1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
		Nov. 29, 2024 GBP (£)	May 30, 2024 GBP (£)	Jan. 01, 2024 GBP (£)	Jan. 01, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Mar. 31, 2025 GBP (£)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2024 EUR (€)
Disclosure of analysis of single amount of discontinued operations [line items]
Gains (losses) recognised on assets held for sale	[1]								£ (100)	£ 296	£ (1,947)
Assets held for sale	[2]					£ 21,606			21,606	20,368
Liabilities of disposal groups held for sale	[2]					23,110			23,110	20,684
Carrying amount						727,330			727,330	702,970
Business in South Africa
Disclosure of analysis of single amount of discontinued operations [line items]
Reserve of exchange differences on translation and other reserves						100			100
France Retail Banking Business
Disclosure of analysis of single amount of discontinued operations [line items]
Profit participation				£ 100	€ 0.1
Hedging gains (losses) for hedge of group of items with offsetting risk positions						100
HSBC Bank Armenia
Disclosure of analysis of single amount of discontinued operations [line items]
Gains (losses) recognised on assets held for sale		£ (100)
HSBC Bank (RR)
Disclosure of analysis of single amount of discontinued operations [line items]
Increase (decrease) through foreign exchange reclassified to income statement on disposal of a foreign operation, equity			£ 100
Forecast | France Retail Banking Business
Disclosure of analysis of single amount of discontinued operations [line items]
Gains (losses) recognised on assets held for sale							£ 800
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Carrying amount						21,620			21,620	21,792
Discontinued operations | German Private Banking Business
Disclosure of analysis of single amount of discontinued operations [line items]
Carrying amount						1,775			1,775
Discontinued operations | Business in South Africa
Disclosure of analysis of single amount of discontinued operations [line items]
Carrying amount						536			536
Discontinued operations | France Retail Banking Business
Disclosure of analysis of single amount of discontinued operations [line items]
Carrying amount						5,500			5,500	£ 21,701		€ 6.7
Disposal of major subsidiary | German Private Banking Business
Disclosure of analysis of single amount of discontinued operations [line items]
Gains (losses) recognised on assets held for sale								£ 200
HSBC Continental Europe | HSBC Assurances Vie (France)
Disclosure of analysis of single amount of discontinued operations [line items]
Gains (losses) recognised on assets held for sale									(200)
Reserve of exchange differences on translation and other reserves						100			100
Assets held for sale						19,300			19,300
Liabilities of disposal groups held for sale						18,700			18,700
HSBC Continental Europe | France Retail Banking Business
Disclosure of analysis of single amount of discontinued operations [line items]
Loans and advances at fair value through profit or loss, classified as held for trading						£ 5,900			£ 5,900			€ 7.1
HSBC Continental Europe | HSBC SFH (France)
Disclosure of analysis of single amount of discontinued operations [line items]
HSBC Bank plc’s interest in equity capital				100.00%	100.00%
HSBC Continental Europe | Crédit Logement
Disclosure of analysis of single amount of discontinued operations [line items]
HSBC Bank plc’s interest in equity capital				3.00%	3.00%

[1]	In relation to the sale of our retail banking operations in France, we recognised a £1.7bn impairment loss in 3Q22 on initial classification of the business as held-for-sale. In 1Q23, we reversed the £1.7bn impairment loss as the sale became less certain. On subsequent re-classification of the business as held-for-sale in 4Q23, we recognised a £1.5bn impairment loss.
[2]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 34 'Assets held for sale and liabilities of disposal groups held for sale' on page 181.